Other Payables and Accrued Expenses (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Payables and Accruals [Abstract]
Schedule of Accounts Payable and Accrued Liabilities [Table Text Block]
Other payables and accrued expenses, which reflect amounts due from non-trade activity, consist of the following at:

	March 31, 2016	December 31, 2015
Accrued expenses	$87,376	$28,728
Accrued interest	126,953	108,731
Accrued warranty expense	65,000	50,000
Accrued payroll and benefits	155,304	124,183
Unearned revenue	100,483	79,666
Other payables and accrued expenses	$535,116	$391,308

Other payables and accrued expenses, which reflect amounts due from non-trade activity, consist of the following at:

	December 31, 2015	December 31, 2014
Accrued expenses	$28,112	$31,104
Accrued interest	108,731	201,844
Accrued warranties	50,000	50,000
Accrued payroll and benefits	124,183	219,973
Accrued sales tax	616	-
Unearned revenue	79,666	15,900
Other payables and accrued expenses	$391,308	$518,821